Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 4.79%
FHLB	5.50%	7-15-2036	$230,000	$ 256,123
FNMA	2.00	2-1-2052	496,991	409,486
FNMA	2.00	2-1-2052	483,800	399,190
Total Agency securities (Cost $1,132,494)				1,064,799
Asset-backed securities: 12.59%
Carvana Auto Receivables Trust Series 2019-2A Class D 144A	3.28	1-15-2025	261,473	258,976
DB Master Finance LLC Series 21-1A Class A23 144A	2.79	11-20-2051	301,950	233,150
ECMC Group Student Loan Trust Series 2018-1A Class A 144A±±	4.77	2-27-2068	217,574	208,117
Freedom Financial Group Incorporated Series 2021-2 Class B 144A	1.03	6-19-2028	60,388	60,095
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	250,000	223,335
OneMain Financial Trust Series 2018-2A Class A 144A	3.57	3-14-2033	250,000	244,369
Pagaya AI Debt Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	60,081	58,939
PFS Financing Corporation Series 2021-A Class A	0.71	4-15-2026	300,000	281,007
Taco Bell Funding LLC Series 2016-1A Class A23	4.97	5-25-2046	236,250	226,779
Taco Bell Funding LLC Series 2021-1A Class A23 144A	2.54	8-25-2051	495,000	374,391
Tidewater Auto Receivables Series 2018-AA Class D 144A	4.30	11-15-2024	25,411	25,368
Wendy's Funding LLC Series 2021-1A Class A2II	2.78	6-15-2051	246,875	190,796
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	248,125	211,183
Zaxby's Funding LLC Series 2021-1A Class A2	3.24	7-30-2051	246,875	200,356
Total Asset-backed securities (Cost $3,193,800)				2,796,861
Corporate bonds and notes: 20.42%
Communication services: 1.64%
Diversified telecommunication services: 0.50%
AT&T Incorporated	3.55	9-15-2055	160,000	112,225
Media: 1.14%
CCO Holdings LLC 144A	4.50	8-15-2030	50,000	42,125
CSC Holdings LLC 144A	4.63	12-1-2030	60,000	38,049
Magallanes Incorporated 144A	5.14	3-15-2052	45,000	34,869
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	70,000	57,152
Time Warner Cable Incorporated	5.50	9-1-2041	95,000	80,869
				253,064
Consumer discretionary: 0.95%
Diversified consumer services: 0.11%
Howard University	5.21	10-1-2052	30,000	23,338
Household durables: 0.19%
KB Home Company	4.80	11-15-2029	50,000	43,250
Specialty retail: 0.65%
Michaels Companies Incorporated 144A	7.88	5-1-2029	50,000	29,563
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail (continued)
NMG Holding Company Incorporated 144A	7.13%	4-1-2026	$50,000	$ 48,148
Rent-A-Center Incorporated 144A	6.38	2-15-2029	80,000	65,800
				143,511
Consumer staples: 0.20%
Food products: 0.20%
Kraft Heinz Foods Company	4.88	10-1-2049	50,000	45,021
Energy: 2.41%
Oil, gas & consumable fuels: 2.41%
Aethon United 144A	8.25	2-15-2026	160,000	159,187
Apache Corporation	5.35	7-1-2049	60,000	47,472
EQT Corporation	3.90	10-1-2027	60,000	55,543
Harvest Midstream LP 144A	7.50	9-1-2028	70,000	67,025
MPLX LP	4.95	9-1-2032	40,000	37,861
ONEOK Incorporated	7.15	1-15-2051	75,000	77,478
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	50,000	44,961
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	50,000	45,250
				534,777
Financials: 4.60%
Banks: 0.72%
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	130,000	112,639
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	50,000	48,385
				161,024
Capital markets: 1.19%
Berkshire Hathaway Finance Company	3.85	3-15-2052	125,000	102,063
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	150,000	119,283
Morgan Stanley (U.S. SOFR +2.62%) ±	5.30	4-20-2037	45,000	41,885
				263,231
Consumer finance: 0.87%
OneMain Finance Corporation	7.13	3-15-2026	170,000	164,695
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	50,000	29,625
				194,320
Insurance: 1.82%
Athene Global Funding	0.37	9-10-2026	100,000	89,025
Hill City Funding Trust 144A	4.05	8-15-2041	100,000	69,965
Maple Grove Funding Trust 144A	4.16	8-15-2051	100,000	69,333
MetLife Incorporated	5.00	7-15-2052	35,000	33,811
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	40,000	33,957
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	25,000	17,710
Transatlantic Holdings Incorporated	8.00	11-30-2039	73,000	89,878
				403,679
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.64%
Health care providers & services: 0.55%
HCA Incorporated 144A	4.63%	3-15-2052	$150,000	$ 120,943
Pharmaceuticals: 0.09%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	50,000	20,463
Industrials: 1.84%
Aerospace & defense: 0.59%
The Boeing Company	5.81	5-1-2050	140,000	132,084
Airlines: 0.55%
American Airlines Group Incorporated 144A	5.75	4-20-2029	80,000	74,476
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	50,000	47,387
				121,863
Industrial conglomerates: 0.31%
General Electric Company (3 Month LIBOR +3.33%) ±	6.62	12-29-2049	70,000	67,900
Trading companies & distributors: 0.39%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	38,000	36,497
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	50,000	50,438
				86,935
Information technology: 2.10%
Electronic equipment, instruments & components: 0.04%
Dell International LLC	8.35	7-15-2046	8,000	9,350
IT services: 0.27%
Fidelity National Information Services Incorporated	5.63	7-15-2052	40,000	37,424
Global Payments Incorporated	5.95	8-15-2052	25,000	22,831
				60,255
Software: 1.79%
Fortinet Incorporated	2.20	3-15-2031	250,000	194,947
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	60,000	47,926
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	220,000	154,550
				397,423
Materials: 2.23%
Chemicals: 0.88%
Celanese US Holdings LLC	6.38	7-15-2032	115,000	109,474
Westlake Chemical Corporation	1.63	7-17-2029	100,000	86,786
				196,260
Containers & packaging: 1.35%
AptarGroup Incorporated	3.60	3-15-2032	250,000	208,912
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	100,000	89,900
				298,812
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 2.02%
Equity REITs: 1.08%
EPR Properties	3.60%	11-15-2031		$25,000	$ 18,330
EPR Properties	3.75	8-15-2029		35,000	27,580
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026		125,000	117,956
Service Properties Trust Company	4.35	10-1-2024		80,000	74,664
					238,530
Real estate management & development: 0.94%
Boston Properties LP	6.75	12-1-2027		200,000	209,152
Utilities: 1.79%
Electric utilities: 1.79%
American Electric Power	5.95	11-1-2032		85,000	89,867
Duke Energy Corporation	3.10	6-15-2028		100,000	99,350
Edison International	6.95	11-15-2029		200,000	209,577
					398,794
Total Corporate bonds and notes (Cost $5,228,647)					4,536,204
Foreign corporate bonds and notes : 7.35%
Communication services: 1.84%
Media: 1.10%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.88%) ±	2.88	12-31-2049	EUR	100,000	83,154
Tele Columbus AG 144A	3.88	5-2-2025	EUR	100,000	81,222
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	100,000	79,476
					243,852
Wireless telecommunication services: 0.74%
Tele2 AB Company	0.75	3-23-2031	EUR	200,000	164,538
Consumer discretionary: 0.46%
Automobiles: 0.46%
Peugeot SA Company	2.00	3-20-2025	EUR	100,000	101,115
Consumer staples: 0.84%
Food products: 0.33%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	100,000	73,716
Tobacco: 0.51%
BAT International Finance plc	2.25	1-16-2030	EUR	130,000	113,721
Energy: 0.41%
Oil, gas & consumable fuels: 0.41%
Eni SpA	1.13	9-19-2028	EUR	100,000	90,951
Financials: 1.62%
Banks: 0.88%
Credit Agricole SA (3 Month EURIBOR +1.00%) ±	1.00	4-22-2026	EUR	200,000	194,713
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer finance: 0.74%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.27%) ʊ±	2.63%	1-26-2027	EUR	100,000	$ 84,280
Cellnex Finance Company SA	2.00	9-15-2032	EUR	100,000	80,420
					164,700
Health care: 0.96%
Health care equipment & supplies: 0.96%
Smith & Nephew plc	4.57	10-11-2029	EUR	200,000	213,991
Industrials: 0.39%
Containers & packaging: 0.39%
Can-Pack SA 144A	2.38	11-1-2027	EUR	100,000	86,092
Materials: 0.39%
Paper & forest products: 0.39%
Ahlstrom-Munksjo Holding 3 Oy 144A	3.63	2-4-2028	EUR	100,000	87,166
Utilities: 0.44%
Independent power & renewable electricity producers: 0.44%
RWE AG	2.75	5-24-2030	EUR	100,000	97,597
Total Foreign corporate bonds and notes (Cost $2,023,383)					1,632,152
Foreign government bonds : 6.82%
Brazil ¤	0.00	7-1-2024	BRL	2,900,000	457,721
Chile	4.50	3-1-2026	CLP	205,000,000	223,509
Germany	1.70	8-15-2032	EUR	450,000	458,287
Hungary	1.00	11-26-2025	HUF	22,000,000	44,293
Mexico	3.75	2-21-2024	EUR	100,000	102,103
Republic of South Africa	10.50	12-21-2026	ZAR	3,750,000	229,989
Total Foreign government bonds (Cost $1,664,172)					1,515,902
Non-agency mortgage-backed securities: 19.64%
Auburn CLO Limited. Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	5.86	10-20-2030		$250,000	240,682
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041		250,000	210,622
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	5.84	7-20-2031		250,000	235,790
Cascade Funding Mortgage Trust Series 2018-RM2 Class B	4.00	10-25-2068		292,554	275,684
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A	2.68	10-27-2031		250,000	227,705
Dryden Senior Loan Fund Series 2020-78A Class A (3 Month LIBOR +1.18%) 144A±	5.26	4-17-2033		400,000	390,099
FREMF Mortgage Trust Series 2019-KF70 Class B (1 Month LIBOR +2.30%) 144A±	6.10	9-25-2029		92,495	91,778
Imperial Fund LLC Series 2021-NQM1 Class A1 144A	1.07	6-25-2056		147,808	122,674
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A	3.50	6-25-2050		90,155	76,992
Madison Park Funding Limited Series 2020-46A Class B1R (3 Month LIBOR +1.65%) 144A±	5.73	10-15-2034		500,000	477,117
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%) 144A±	5.62%	2-19-2037	$250,000	$ 234,913
MFRA Trust Series 2020-NQM3 Class M1 144A	2.65	1-26-2065	250,000	198,466
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	5.54	10-18-2029	250,000	240,064
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	5.24	3-17-2030	250,000	245,816
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A	3.04	9-25-2059	50,589	48,813
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A	1.03	11-25-2055	89,793	82,595
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (1 Month LIBOR +1.30%) 144A±	5.34	10-25-2059	150,000	140,030
Towd Point Mortgage Trust Series 2020-4 Class A2	2.50	10-25-2060	350,000	272,367
Verus Securitization Trust Series 2021-R3 Class A1	1.02	4-25-2064	89,079	76,810
Verus Securitization Trust Series 2021-R3 Class A2 144A	1.28	4-25-2064	91,933	79,638
Wind River CLO Limited Series 2018-2A Class A2 (3 Month LIBOR +1.45%) 144A±	5.53	7-15-2030	409,000	394,320
Total Non-agency mortgage-backed securities (Cost $4,790,562)				4,362,975
U.S. Treasury securities: 18.82%
TIPS	2.75	8-15-2032	740,000	685,425
TIPS	4.13	11-15-2032	420,000	436,406
U.S. Treasury Bond	2.00	8-15-2051	240,000	163,106
U.S. Treasury Bond	2.25	5-15-2041	550,000	422,619
U.S. Treasury Bond	2.25	2-15-2052	80,000	57,772
U.S. Treasury Bond	2.38	5-15-2051	1,395,000	1,037,422
U.S. Treasury Bond	2.88	5-15-2052	120,000	99,750
U.S. Treasury Bond	3.00	8-15-2052	95,000	81,344
U.S. Treasury Note	1.25	6-30-2028	540,000	470,686
U.S. Treasury Note	2.75	4-30-2027	760,000	725,088
Total U.S. Treasury securities (Cost $4,874,178)				4,179,618
Yankee corporate bonds and notes: 5.27%
Energy: 0.51%
Oil, gas & consumable fuels: 0.51%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	130,000	114,368
Financials: 4.09%
Banks: 3.19%
Banco do Brasil SA 144A	4.88	1-11-2029	200,000	186,230
HSBC Holdings plc (U.S. SOFR +2.87%) ±	5.40	8-11-2033	200,000	187,255
Itau Unibanco Holding SA 144A	3.25	1-24-2025	200,000	191,202
Macquarie Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	200,000	143,943
				708,630
See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 0.88%
UBS Group AG (1 Year Treasury Constant Maturity +1.55%) 144A±	4.49%	5-12-2026	$200,000	$ 194,885
Consumer finance: 0.02%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	250,000	5,000
Utilities: 0.67%
Electric utilities: 0.67%
Comision Federal de Electricidad SA de CV 144A	3.88	7-26-2033	200,000	148,400
Total Yankee corporate bonds and notes (Cost $1,564,342)				1,171,283
Yankee government bonds: 2.68%
Dominican Republic 144A	4.88	9-23-2032	230,000	189,849
Mexico	4.75	4-27-2032	270,000	259,073
Panama	4.50	1-19-2063	200,000	145,354
Total Yankee government bonds (Cost $738,573)				594,276

		Yield	Shares
Short-term investments: 1.98%
Investment companies: 1.98%
Allspring Government Money Market Fund Select Class ♠∞		3.60	440,035	440,035
Total Short-term investments (Cost $440,035)				440,035
Total investments in securities (Cost $25,650,186)	100.36%			22,294,105
Other assets and liabilities, net	(0.36)			(79,263)
Total net assets	100.00%			$22,214,842

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
ZAR	South African rand
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  7

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,224,726	$2,419,299	$(3,203,990)	$0	$0	$440,035	440,035	$3,898
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,687,794 USD	1,708,000 EUR	Citibank National Association	12-31-2022	$0	$(93,915)
163,832 USD	162,000 EUR	Citibank National Association	12-31-2022	0	(5,159)
76,326 USD	75,000 EUR	Citibank National Association	12-31-2022	0	(1,910)
210,587 USD	3,750,000 ZAR	Citibank National Association	12-31-2022	0	(5,898)
				$0	$(106,882)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
US Ultra Treasury Bonds	2	3-22-2023	$270,801	$272,563	$1,762	$0
5-Year U.S. Treasury Notes	41	3-31-2023	4,430,628	4,451,383	20,755	0
2-Year U.S. Treasury Notes	31	3-31-2023	6,350,934	6,366,141	15,207	0
Short
Euro-BOBL Futures	(7)	12-8-2022	(852,640)	(840,210)	12,430	0
Euro-BUND Futures	(5)	12-8-2022	(712,913)	(704,400)	8,513	0
Euro-Schatz Futures	(2)	12-8-2022	(216,627)	(213,560)	3,067	0
10-Year U.S. Treasury Notes	(30)	3-22-2023	(3,266,927)	(3,272,151)	0	(5,224)
					$61,734	$(5,224)
See accompanying notes to portfolio of investments

8  |  Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks

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Notes to portfolio of investments—November 30, 2022 (unaudited)

associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,064,799	$0	$1,064,799
Asset-backed securities	0	2,796,861	0	2,796,861
Corporate bonds and notes	0	4,536,204	0	4,536,204
Foreign corporate bonds and notes	0	1,632,152	0	1,632,152
Foreign government bonds	0	1,515,902	0	1,515,902
Non-agency mortgage-backed securities	0	4,362,975	0	4,362,975
U.S. Treasury securities	4,179,618	0	0	4,179,618
Yankee corporate bonds and notes	0	1,171,283	0	1,171,283
Yankee government bonds	0	594,276	0	594,276
Short-term investments
Investment companies	440,035	0	0	440,035
	4,619,653	17,674,452	0	22,294,105
Futures contracts	61,734	0	0	61,734
Total assets	$4,681,387	$17,674,452	$0	$22,355,839
Liabilities
Forward foreign currency contracts	$0	$106,882	$0	$106,882
Futures contracts	5,224	0	0	5,224
Total liabilities	$5,224	$106,882	$0	$112,106
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $107,055 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

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